INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	Country of		December 31,	December 31,
	operations	Operating activity	2018	2017
MTS Belarus	Belarus	telecommunications	4,051	3,660
MTS Bank	Russia	banking	—	2,902
OZON Holdings Ltd	Russia	e-commerce	4,797	2,517
Equity investments in other unquoted companies	Russia	digital TV, asset management, etc.	1,887	373
Total investments in associates			10,735	9,452

Schedule of details of substance of transaction

			Number of
			ordinary	Increase of
		Consideration	shares	the Group’s
Date of transaction	Substance of transaction	paid, RUB mln	acquired	share
September 2017	Participation in additional share issuance	19	5,193	0.16%
October 2017	Participation in additional share issuance	28	7,698	0.23%
March 2018	Participation in additional share issuance	1,158	141,498	2.5%
May 2018	Purchase from non-controlling shareholder	943	114,616	3.0%
July 2018	Purchase from non-controlling shareholder	85	11,209	0.32%
September 2018	Exercise of the put option	575	70,978	0.86%
September 2018	Purchase from non-controlling shareholder	289	31,810	0.81%

MTS Bank
Investments in associates and joint ventures
Schedule of reconciliation of summarized financial information to the carrying amount of the Group's interest in associate

December 31,
2017
Total assets	142,405
Total liabilities	(121,169)
Non-controlling interests	—
Total identifiable net assets attributable to the Group	21,236
The Group’s share in associate	26.6%
The Group’s share of identifiable net assets	6,127
Impairment of investment in associate	(3,225)
Carrying amount of the Group’s interest	2,902

Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2018*	2017	2016
Total interest income	(9,289)	(14,204)	(16,555)
Total interest expense	3,799	6,505	8,364
Net loss for the period	609	593	4,495
The Group’s share of the loss of the associate for the period	162	109	1,179
Other comprehensive loss for the period	614	2,000	1,614
Total comprehensive loss for the period	1,223	2,593	6,109
The Group’s share of the total comprehensive loss for the period	326	690	1,608

*   Prior to discontinuing use of the equity method

MTS Belarus
Investments in associates and joint ventures
Schedule of reconciliation of summarized financial information to the carrying amount of the Group's interest in associate

	December 31,	December 31,
	2018	2017
Assets
Non-current assets	17,659	9,819
Current assets	11,652	8,117
Liabilities
Non-current liabilities	(7,089)	(703)
Current liabilities	(13,955)	(9,764)
Total identifiable net assets	8,267	7,469
The Group’s share in associate	49%	49%
The Group’s share of identifiable net assets	4,051	3,660
Carrying amount of the Group’s interest	4,051	3,660

Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2018	2017	2016
Revenue	(27,695)	(23,037)	(22,256)
Net profit for the year	(7,752)	(6,552)	(6,356)
The Group’s share of the profit of the associate for the year	(3,799)	(3,210)	(3,115)
Other comprehensive loss for the year (currency translation adjustment)	(648)	525	2,292
Total comprehensive income for the year	(8,400)	(6,027)	(4,064)
The Group’s share of total comprehensive income of the associate for the year	(4,116)	(2,953)	(1,991)
Dividends received	3,691	3,590	2,795

Investments in Ozon Holdings Ltd and other individually insignificant associates and joint venture
Investments in associates and joint ventures
Schedule of the composition of the Group's share of loss/(income) of associate

	Year ended December 31,
	2018	2017	2016
Net loss for the year	4,600	1,760	1,172
The Group’s share of the loss of the associate for the year	747	327	108
Other comprehensive income for the year	—	—	—
Total comprehensive loss for the year	4,600	1,760	1,172
The Group’s share of total comprehensive loss of the associate for the year	747	327	108